Loans and other financial assets at amortized cost, and loans and receivables_Changes in loss allowance on other financial assets (Details)	6 Months Ended
	Jun. 30, 2018 KRW (₩)
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	₩ (58,998,000,000)	[1]
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	0
Transfer to lifetime expected credit losses	0
Transfer to credit-impaired financial assets	0
Net provision of loss allowance	(31,470,000,000)
Recoveries of other financial assets previously	(2,000,000)
Charge off	15,225,000,000
Disposal	593,000,000
Others	(187,000,000)
Ending balance	(74,839,000,000)
Stage 1
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(2,955,000,000)	[1]
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	(161,000,000)
Transfer to lifetime expected credit losses	112,000,000
Transfer to credit-impaired financial assets	23,000,000
Net provision of loss allowance	(360,000,000)
Recoveries of other financial assets previously	0
Charge off	0
Disposal	0
Others	(208,000,000)
Ending balance	(3,549,000,000)
Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(1,832,000,000)	[1]
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	146,000,000
Transfer to lifetime expected credit losses	(122,000,000)
Transfer to credit-impaired financial assets	167,000,000
Net provision of loss allowance	(256,000,000)
Recoveries of other financial assets previously	0
Charge off	0
Disposal	0
Others	0
Ending balance	(1,897,000,000)
Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(54,211,000,000)	[1]
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	15,000,000
Transfer to lifetime expected credit losses	10,000,000
Transfer to credit-impaired financial assets	(190,000,000)
Net provision of loss allowance	(30,854,000,000)
Recoveries of other financial assets previously	(2,000,000)
Charge off	15,225,000,000
Disposal	593,000,000
Others	21,000,000
Ending balance	₩ (69,393,000,000)

[1]	The beginning balance was restated in accordance with IFRS 9.